Share-Based Compensation (Details) - Schedule of condensed consolidated balance sheets - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2008
Condensed Balance Sheet Statements, Captions [Line Items]
Balance as of beginning balance	$ 18,243		$ 56,639
Balance as of ending balance	56,639	18,243	310,002
(Gains)/losses recognized in earnings	57,079	$ 18,243	263,480
Modifications	$ (925)		$ (10,117)